Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Income before income taxes	¥ 1,268,662	¥ 1,274,496	¥ 1,117,503
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Depreciation and amortization, including amortization of contract costs	1,144,981	1,004,590	835,233
Amortization of deferred insurance acquisition costs (before applying IFRS 17)			69,237
Other operating (income) expense, net	(29,404)	(12,021)	(65,494)
(Gain) loss on securities, net (other than Financial Services segment)	(73,166)	4,469	60,402
Share of profit of investments accounted for using the equity method, net of dividends	(715)	(17,696)	(13,934)
Change in future insurance policy benefits and other (before applying IFRS 17)			458,880
Change in policyholders' account in the life insurance business, less cash impact (before applying IFRS 17)			238,309
Net cash impact of policyholders' account in the life insurance business (before applying IFRS 17)			227,262
Changes in assets and liabilities:
Increase in trade receivables and contract assets	(243,646)	(70,349)	(171,094)
(Increase) decrease in inventories	75,641	(560,382)	(194,624)
Increase in investments and advances in the Financial Services segment	(1,748,913)	(1,093,792)	(1,724,164)
Increase in content assets	(486,183)	(594,547)	(502,253)
Increase in deferred insurance acquisition costs (before applying IFRS 17)			(117,337)
Increase (decrease) in trade payables	9,188	(107,250)	126,989
Increase in insurance contract liabilities, net of insurance contract assets	1,370,580	330,654
Increase in deposits from customers in the banking business	536,688	300,201	230,236
Increase (decrease) in borrowings in the life insurance business and the banking business	(41,516)	111,314	905,139
Increase (decrease) in taxes payable other than income taxes, net	(22,491)	4,183	17,840
(Increase) decrease in other financial assets and other current assets	(31,821)	5,932	(17,681)
Increase in other financial liabilities and other current liabilities	19,562	130,142	66,407
Income taxes paid	(293,997)	(297,881)	(269,885)
Other	(80,237)	(97,372)	(43,328)
Net cash provided by operating activities	1,373,213	314,691	1,233,643
Cash flows from investing activities:
Payments for property, plant and equipment and other intangible assets	(623,946)	(613,635)	(441,096)
Proceeds from sales of property, plant and equipment and other intangible assets	11,571	11,595	11,409
Payments for investments and advances (other than Financial Services segment)	(95,506)	(191,129)	(91,082)
Proceeds from sales or return of investments and collections of advances (other than Financial Services segment)	92,679	13,548	16,081
Payments for purchases of businesses and other	(199,255)	(283,402)	(277,618)
Proceeds from sales of businesses		1,221	64,609
Other	(4,429)	9,138	(11,083)
Net cash used in investing activities	(818,886)	(1,052,664)	(728,780)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings, net	(18,370)	32,391	408
Proceeds from issuance of long-term debt	225,176	361,776	31,458
Payments of long-term debt	(128,150)	(132,198)	(194,562)
Dividends paid	(98,620)	(86,568)	(74,342)
Payments for purchases of treasury stock	(202,974)	(99,248)	(88,624)
Other	12,229	8,147	(10,916)
Net cash provided by (used in) financing activities	(210,709)	84,300	(336,578)
Effect of exchange rate changes on cash and cash equivalents	82,595	84,937	94,369
Net increase (decrease) in cash and cash equivalents	426,213	(568,736)	262,654
Cash and cash equivalents at beginning of the fiscal year	1,480,900	2,049,636	1,786,982
Cash and cash equivalents at end of the fiscal year	¥ 1,907,113	¥ 1,480,900	¥ 2,049,636